CENTURY CAPITAL MANAGEMENT, LLC
                         100 Federal Street, 29th Floor
                                Boston, MA 02110


March 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-0213

         Re:      Century Capital Management Trust (the "Trust")
                  (File Nos. 333-86067 and 811-09561)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 26, 2010.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (617) 701-5115.

Very truly yours,

/s/ Maureen E. Kane

Maureen E. Kane
General Counsel